SUPPLEMENT DATED JULY 23, 2012
To the variable annuity prospectuses of Allianz Vision New YorkSM
Dated June 14, 2012, as supplemented July 9, 2012, for Contracts issued on or after May 2, 2011 and Contracts issued on or prior to April 29, 2011
ISSUED BY

Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Effective July 23, 2012 for Allianz Vision New YorkSM, for Contracts issued on or after May 2, 2011, the Fee Table Examples on page 10 of the prospectus are replaced with the following:

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,560	$2,955	$4,227	$7,131
0.52% (the minimum Investment Option operating expense)	$1,444	$2,625	$3,707	$6,252
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 710	$2,075	$3,497	$7,101
0.52% (the minimum Investment Option operating expense)	$ 594	$1,745	$2,977	$6,222

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 710	$2,105	$3,527	$7,131
0.52% (the minimum Investment Option operating expense)	$ 594	$1,775	$3,007	$6,252

PRO-006-0512

(VNY-146,  VNY-003)

2.	Effective July 23, 2012 for Allianz Vision New YorkSM, for Contracts issued on or prior to April 29, 2011, the Fee Table Examples on page 10 of the prospectus are replaced with the following:

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,546	$2,953	$4,227	$7,131
0.52% (the minimum Investment Option operating expense)	$1,430	$2,622	$3,707	$6,252

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 696	$2,073	$3,497	$7,101
0.52% (the minimum Investment Option operating expense)	$ 580	$1,742	$2,977	$6,222

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 696	$2,103	$3,527	$7,131
0.52% (the minimum Investment Option operating expense)	$ 580	$1,772	$3,007	$6,252

PRO-006-0512

(VNY-146,  VNY-003)